Share-based payments	6 Months Ended
Jun. 30, 2022
Share-based payments.
Share-based payments

5. Share-based payments

During the six months ended June 30, 2022 and 2021, the Group recognized share-based based payments expenses of EUR 3,597k and EUR 8,212k, respectively, as follows:

Six months period ended June 30,

	2021	2022
	EUR k	EUR k
Research and development expenses	370	90
Sales and marketing expenses	122	61
General and administrative expenses	7,720	3,446
Total	8,212	3,597

Expense recognized for the equity-settled programs was as follows:

Six months ended June 30:

Program	2021	2022
	EUR k	EUR k
LTIP	7,331	3,078
RSU	250	87
New VSOP	323	(82)
Prior VSOP	308	17
RSU for key employees	—	497
Total	8,212	3,597

On November 16, 2020, CureVac granted 266,155 options to the Chief Scientific Officer (CSO). Furthermore, on December 1, 2020, CureVac granted 266,156 options (in 3 tranches) to the company`s Chief Business Officer (CBO) and Chief Commercial Officer (CCO). All grants were made at no cost under the terms of a new long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V. On June 30, 2022, none of the options granted to the CBO/CCO under the LTIP were exercised at that date. The CSO exercised 6,303 of his options in May 2022.

On July 1, 2021, CureVac granted 20,000 options to the Chief Operations Officer (COO). Furthermore, on August 1, 2021, CureVac granted 30,000 options to the Chief Development Officer (CDO). All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V. As of June 30, 2022, none of the options granted to the COO under the LTIP were vested and hence, were not exercisable at that date. On June 30, 2022, none of the options granted to the CDO under the LTIP were vested and hence, were not exercisable at the date. As the CDO left CureVac in June all his options forfeited. All expenses recognized up to him leaving were reversed.

On March 1, 2022, CureVac granted 11,500 options to two key employees. All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V. As of June 30, 2022, none of the options granted to the COO and CDO under the LTIP were vested and hence, were not exercisable at that date.

On June 22, 2022, CureVac granted 130,000 options to the executive board. All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V. As of June 30, 2022, none of the options granted to the executive board under the LTIP were vested and hence, were not exercisable at that date.

The expenses recognized for employee services received under the LTIP during the six months ended June 30, 2022, is in an amount of EUR 3,078k (2021; EUR 7,331k) and is included in general and administrative expenses and sales and marketing expenses.

In 2021, as part of the LTIP program, the group awarded RSUs (restricted stock units) to senior executives as well as supervisory board members. On June 24, 2021, the group awarded 10,956 RSUs to supervisory board members and on December 23, 2021, the group awarded 63,095 RSUs to the executive board and various key employees. Within the first half of 2022, 10,238 RSU’s were settled. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified.

On February 10, 2022, CureVac awarded 5,000 options to the Chief Operations Officer (COO). The related RSU expense is included in general and administrative expenses.

On June 22, 2022, the group awarded 37,868 RSUs to supervisory board members and 193,340 RSUs to the executive board and various key employees. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified.

On June 22, 2022, CureVac awarded 36,000 options to the Chief Executive Officer (CEO). The related RSU expense is included in general and administrative expenses.

The remaining expense results from additional grants under the New VSOP and continued vesting of grants under the Prior VSOP.

Exercise of share-based payments

For the New VSOP plan, the IPO was a triggering event, by which all vested options, under the plan, became exercisable; 101,609 options were exercised within the first and second quarter of 2022 at a weighted average share price of USD 19.24.